Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2012
Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2011 and March 31, 2012:

	March 31, 2011
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Trading securities	¥71,991	¥763	¥71,228	¥0
Available-for-sale securities	883,410	74,914	492,820	315,676
Japanese and foreign government bond securities	169,345	19,995	149,350	0
Japanese prefectural and foreign municipal bond securities	34,968	0	34,968	0
Corporate debt securities	292,032	0	289,459	2,573
Specified bonds issued by SPEs in Japan	222,314	0	0	222,314
CMBS and RMBS in the U.S., and other asset-backed securities	87,874	0	2,591	85,283
Other debt securities	5,506	0	0	5,506
Equity securities	71,371	54,919	16,452	0
Other securities	10,023	0	10,023	0
Investment funds	10,023	0	10,023	0
Derivative assets	22,985	1,306	18,497	3,182
Interest rate swap agreements	2,070	0	2,070	0
Options held/written, caps held and other	3,467	0	333	3,134
Futures, foreign exchange contracts	2,633	1,306	1,327	0
Foreign currency swap agreements	14,766	0	14,766	0
Credit derivatives held/written	49	0	1	48

	¥988,409	¥76,983	¥592,568	¥318,858

Financial Liabilities:
Derivative liabilities	¥42,076	¥977	¥40,863	¥236
Interest rate swap agreements	1,320	0	1,320	0
Options held/written, caps held and other	2,071	0	2,071	0
Futures, foreign exchange contracts	4,968	977	3,991	0
Foreign currency swap agreements	33,481	0	33,481	0
Credit derivatives held/written	236	0	0	236

	¥42,076	¥977	¥40,863	¥236

	March 31, 2012
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Loans held for sale*	¥19,397	¥0	¥19,397	¥0
Trading securities	12,817	384	12,433	0
Available-for-sale securities	886,487	173,056	469,776	243,655
Japanese and foreign government bond securities	220,915	105,353	115,562	0
Japanese prefectural and foreign municipal bond securities	57,359	33	57,326	0
Corporate debt securities	280,222	0	277,310	2,912
Specified bonds issued by SPEs in Japan	139,152	0	0	139,152
CMBS and RMBS in the U.S., and other asset-backed securities	95,328	0	2,147	93,181
Other debt securities	8,410	0	0	8,410
Equity securities	85,101	67,670	17,431	0
Other securities	5,178	0	5,178	0
Investment funds	5,178	0	5,178	0
Derivative assets	17,212	649	11,270	5,293
Interest rate swap agreements	4,624	0	4,624	0
Options held/written, caps held and other	5,924	0	631	5,293
Futures, foreign exchange contracts	1,027	649	378	0
Foreign currency swap agreements	5,540	0	5,540	0
Credit derivatives held	97	0	97	0

	¥941,091	¥174,089	¥518,054	¥248,948

Financial Liabilities:
Derivative liabilities	¥16,659	¥412	¥16,247	¥0
Interest rate swap agreements	1,277	0	1,277	0
Options held/written, caps held and other	4,430	0	4,430	0
Futures, foreign exchange contracts	5,497	412	5,085	0
Foreign currency swap agreements	5,432	0	5,432	0
Credit derivatives held	23	0	23	0

	¥16,659	¥412	¥16,247	¥0

	March 31, 2012
	Millions of U.S. dollars
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Loans held for sale*	$236	$0	$236	$0
Trading securities	156	5	151	0
Available-for-sale securities	10,786	2,105	5,716	2,965
Japanese and foreign government bond securities	2,688	1,282	1,406	0
Japanese prefectural and foreign municipal bond securities	698	0	698	0
Corporate debt securities	3,410	0	3,374	36
Specified bonds issued by SPEs in Japan	1,693	0	0	1,693
CMBS and RMBS in the U.S., and other asset-backed securities	1,160	0	26	1,134
Other debt securities	102	0	0	102
Equity securities	1,035	823	212	0
Other securities	63	0	63	0
Investment funds	63	0	63	0
Derivative assets	209	8	137	64
Interest rate swap agreements	56	0	56	0
Options held/written, caps held and other	72	0	8	64
Futures, foreign exchange contracts	13	8	5	0
Foreign currency swap agreements	67	0	67	0
Credit derivatives held	1	0	1	0

	$11,450	$2,118	$6,303	$3,029

Financial Liabilities:
Derivative liabilities	$202	$5	$197	$0
Interest rate swap agreements	15	0	15	0
Options held/written, caps held and other	54	0	54	0
Futures, foreign exchange contracts	67	5	62	0
Foreign currency swap agreements	66	0	66	0
Credit derivatives held	0	0	0	0

	$202	$5	$197	$0

*	A subsidiary elected the fair value option under ASC 825-10 (“Financial Instruments—Fair Value Option”) on the loans held for sale originated on and after October 1, 2011. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”) or institutional investors. Included in other operating revenues in the consolidated statements of income are gains from the change in the fair value of the loans of ¥1,024 million ($12 million), for the fiscal year ended March 31, 2012. No gains or losses were recognized in earnings during the fiscal year ended March 31, 2012 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value at March 31, 2012, are ¥18,326 million ($223 million) and ¥19,397 million ($236 million), respectively, and the aggregate fair value exceeds the amount of aggregate unpaid principal balance by ¥1,071 million ($13 million). There are no loans that are 90 days or more past due, in non-accrual status, or both.

Reconciliation of Financial Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

The following table presents the reconciliation of financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during fiscal year 2010, 2011 and 2012:

	2010
	Millions of yen
	Balance at April 1, 2009	Gains or losses (realized/unrealized)			Purchase, sales, and settlements (net)	Transfers in and/ or out of Level 3 (net)*3	Balance at March 31, 2010	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2010*1
		Included in earnings *1	Included in other comprehensive income*2	Total
Trading securities	¥166	¥0	¥(170)	¥(170)	¥57	¥0	¥53	¥0
Available-for-sale securities	447,859	(9,394)	(519)	(9,913)	(36,997)	855	401,804	(8,691)
Corporate debt securities	10,176	(1,302)	492	(810)	(3,380)	855	6,841	(801)
Specified bonds issued by SPEs in Japan	300,765	(989)	(1,910)	(2,899)	(51,561)	0	246,305	(515)
CMBS and RMBS in the U.S., and other asset-backed securities	131,490	(7,103)	845	(6,258)	17,944	0	143,176	(7,375)
Other debt securities	5,428	0	54	54	0	0	5,482	0
Investment in affiliates	6,954	(6,954)	0	(6,954)	0	0	0	0
Derivative assets and liabilities (net)	668	(175)	0	(175)	0	0	493	(175)
Options held/written, caps held	438	(438)	0	(438)	0	0	0	(438)
Credit derivatives held/written	230	263	0	263	0	0	493	263

	2011
	Millions of yen
	Balance at April 1, 2010	Gains or losses (realized/ unrealized)			Purchase, sales, and settlements (net)	Transfers in and/ or out of Level 3 (net)*3	Balance at March 31, 2011	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2011*1
		Included in earnings*1	Included in other comprehensive income*2	Total
Trading securities	¥53	¥(26)	¥(2)	¥(28)	¥(25)	¥0	¥0	¥0
Available-for-sale securities	401,804	(6,242)	(3,248)	(9,490)	(33,102)	(43,536)	315,676	(5,848)
Corporate debt securities	6,841	(34)	(83)	(117)	(2,094)	(2,057)	2,573	(72)
Specified bonds issued by SPEs in Japan	246,305	(5,195)	351	(4,844)	(27,076)	7,929	222,314	(5,275)
CMBS and RMBS in the U.S., and other asset-backed securities	143,176	(1,013)	(3,540)	(4,553)	(3,932)	(49,408)	85,283	(501)
Other debt securities	5,482	0	24	24	0	0	5,506	0
Derivative assets and liabilities (net)	493	(206)	0	(206)	0	2,659	2,946	(206)
Options held/written, caps held and other	0	475	0	475	0	2,659	3,134	475
Credit derivatives held/written	493	(681)	0	(681)	0	0	(188)	(681)

	2012
	Millions of yen
	Balance at April 1, 2011	Gains or losses (realized/ unrealized)			Purchases	Sales	Settlements	Transfers in and/ or out of Level 3 (net)*3	Balance at March 31, 2012	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2012*1
		Included in earnings*1	Included in other comprehensive Income*2	Total
Available-for-sale securities	¥315,676	¥(1,262)	¥1,443	¥181	¥63,980	¥(18,054)	¥(118,596)	¥468	¥243,655	¥(2,429)
Corporate debt securities	2,573	(18)	108	90	2,549	(431)	(2,337)	468	2,912	(35)
Specified bonds issued by SPEs in Japan	222,314	(3,066)	2,178	(888)	6,668	(9,625)	(79,317)	0	139,152	(3,397)
CMBS and RMBS in the U.S., and other asset-backed securities	85,283	1,822	(1,056)	766	49,072	(7,998)	(33,942)	0	93,181	1,003
Other debt securities	5,506	0	213	213	5,691	0	(3,000)	0	8,410	0
Derivative assets and liabilities (net)	2,946	2,159	0	2,159	0	0	188	0	5,293	2,159
Options held/written, caps held and other	3,134	2,159	0	2,159	0	0	0	0	5,293	2,159
Credit derivatives held/written	(188)	0	0	0	0	0	188	0	0	0

	2012
	Millions of U.S. dollars
	Balance at April 1, 2011	Gains or losses (realized/ unrealized)			Purchases	Sales	Settlements	Transfers in and/ or out of Level 3 (net)*3	Balance at March 31, 2012	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2012*1
		Included in earnings*1	Included in other compre- hensive income*2	Total
Available-for-sale securities	$3,841	$(15)	$17	$2	$778	$(220)	$(1,442)	$6	$2,965	$(30)
Corporate debt securities	31	(0)	1	1	31	(5)	(28)	6	36	(0)
Specified bonds issued by SPEs in Japan	2,705	(37)	26	(11)	81	(118)	(964)	0	1,693	(41)
CMBS and RMBS in the U.S., and other asset-backed securities	1,038	22	(13)	9	597	(97)	(413)	0	1,134	11
Other debt securities	67	0	3	3	69	0	(37)	0	102	0
Derivative assets and liabilities (net)	36	26	0	26	0	0	2	0	64	26
Options held/written, caps held and other	38	26	0	26	0	0	0	0	64	26
Credit derivatives held/written	(2)	0	0	0	0	0	2	0	0	0

*1	Principally, gains and losses from trading securities are included in “brokerage commissions and net gains (losses) on investment securities”; available-for-sale securities are included in “write-downs of securities” or “life insurance premiums and related investment income”; investment in affiliates are included in “equity in net income (loss) of affiliates” and derivative assets and liabilities (net) are included in “other operating revenues /expenses,” respectively. Also, for available-for-sale securities, amortization of interest recognized in interest on loans and investment securities are included in these columns.
*2	Unrealized gains and losses from available-for-sale securities are included in “Net change of unrealized gains (losses) on investment in securities.”
*3	The amount reported in “Transfers in and/or out of Level 3 (net)” is the fair value at the beginning of quarter during which the transfers occur.

Recorded Amounts of Major Assets and Liabilities Measured at Fair Value on Nonrecurring Basis

The following table presents recorded amounts of major assets measured at fair value on a nonrecurring basis as of March 31, 2011 and March 31, 2012. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:

	March 31, 2011
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Unlisted securities	¥3,776	¥0	¥0	¥3,776
Loans held for sale	11,439	0	11,439	0
Real estate collateral-dependent loans (net of allowance for probable loan losses)	110,329	0	0	110,329
Investment in operating leases and other operating assets	26,813	0	0	26,813
Land and buildings undeveloped or under construction	30,595	0	0	30,595
Certain investment in affiliates	2,090	236	0	1,854

	¥185,042	¥236	¥11,439	¥173,367

	March 31, 2012
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Unlisted securities	¥9,715	¥0	¥0	¥9,715
Real estate collateral-dependent loans (net of allowance for probable loan losses)	73,319	0	0	73,319
Investment in operating leases and other operating assets	16,159	0	0	16,159
Land and buildings undeveloped or under construction	20,445	0	0	20,445
Certain investment in affiliates	15,660	10,775	0	4,885

	¥135,298	¥10,775	¥0	¥124,523

	March 31, 2012
	Millions of U.S. dollars
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Unlisted securities	$118	$0	$0	$118
Real estate collateral-dependent loans (net of allowance for probable loan losses)	892	0	0	892
Investment in operating leases and other operating assets	196	0	0	196
Land and buildings undeveloped or under construction	249	0	0	249
Certain investment in affiliates	191	131	0	60

	$1,646	$131	$0	$1,515

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level 3 Assets Measured at Fair Value on Recurring Basis

The following table provides information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a recurring basis as of March 31, 2012.

	March 31, 2012
	Millions of yen	Millions of U.S. dollars	Valuation Technique(s)	Significant Unobservable Inputs	Range (Weighted Average)
	Fair Value	Fair Value
Financial Assets:
Available-for-sale securities
Corporate debt securities	¥1,088	$14	Discounted cash flows	Discount rate	2.9% – 7.5%
					(4.9%)

	1,824	22	Appraisals/	—	—
			Broker quotes

Specified bonds issued by SPEs in Japan	118,624	1,443	Discounted cash flows	Discount rate	1.0% – 13.0%
					(4.0%)

	20,528	250	Appraisals/	—	—
			Broker quotes

CMBS and RMBS in the U.S., and other asset-backed securities	63,436	772	Discounted cash flows	Discount rate	2.7% – 44.1%
					(11.2%)
				Probability of	0.0% – 6.1%
				default	(0.9%)

	29,745	362	Appraisals/	—	—
			Broker quotes

Other debt securities	8,410	102	Discounted cash flows	Discount rate	12.5%
					(12.5%)

Derivative assets
Options held/written, caps held and other	5,293	64	Discounted cash flows	Discount rate	10.0% – 15.0%
					(12.0%)

	¥248,948	$3,029

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis

The following table provides information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis during the three months ended March 31, 2012.

	March 31, 2012
	Millions of yen	Millions of U.S. dollars	Valuation Technique(s)	Significant Unobservable Inputs	Range (Weighted Average)
	Fair Value	Fair Value
Assets:
Unlisted securities	¥8,814	$107	Discounted cash flows	Discount rate	4.2% – 12.5% (6.5%)
Real estate collateral-dependent loans (net of allowance for probable loan losses)	73,319	892	Discounted cash flows	Discount rate	3.3% – 18.9% (7.9%)
			Direct capitalization	Capitalization rate	5.2% – 29.0% (10.9%)
Investment in operating leases and other operating assets	11,561	141	Discounted cash flows	Discount rate	7.0% – 10.0% (8.2%)
Land and buildings undeveloped or under construction	8,638	105	Discounted cash flows	Discount rate	6.0% (6.0%)
Certain investment in affiliates	4,596	56	Discounted cash flows	Discount rate	5.0% – 8.0% (6.5%)

	¥106,928	$1,301